Merger of FGF and FGH (Tables)	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Fair Values Assigned to the Net Assets Acquired and the Liabilities Assumed

The following table summarizes the fair values assigned to the net assets acquired and the liabilities assumed as part of the merger (in thousands):

Cash and cash equivalents	$1,903
Deferred policy acquisition costs	1,764
Reinsurance balances receivable	19,011
Equity and other holdings	28,769
Notes receivable	300
Funds deposited with reinsured companies	8,055
Right of Use Asset	36
Property and equipment, net	27
Other current assets	884
Total identifiable assets acquired	60,749

Accounts payable and accrued expenses	1,133
Loss and loss adjustment expense reserves	9,036
Unearned premium reserves	10,744
Operating lease obligation	36
Total liabilities assumed	20,949

Series A Preferred Shares	22,365

Net assets acquired	$17,435

Schedule of Revenue and Earnings of FGF Included in the Condensed Consolidated Statement of Operation from the Acquisition Date

The amounts of revenue and earnings of FGF included in the Company’s condensed consolidated statement of operations from the acquisition date to March 31, 2024 are as follows:

(in thousands)
Revenue	$324
Net loss	$(1,026)

Schedule of Pro Forma Consolidated Income Statement

The following represents the pro forma consolidated income statement as if FGF had been included in the condensed consolidated results of the Company for the three months ended March 31, 2024 and 2023:

(in thousands)	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Revenue	$8,518	$13,094
Net loss	$(6,429)	$(2,639)